As filed with the Securities and Exchange Commission
                            on September 12, 2000
                         Registration No. 333-38424

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
--------------------------------------------------------------------------------
                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               _______
     Pre-Effective Amendment No. ____                                 _______
     Post-Effective Amendment No. 1                                      X
                  (Check appropriate box or boxes)
                    ________________________

           Exact Name of Registrant as Specified in Charter:

                        WELLS FARGO FUNDS TRUST

           Area Code and Telephone Number: (800) 222-8222

         Address of Principal Executive Offices, including Zip Code:
                            525 Market Street
                          San Francisco, CA 94163
                         __________________________

                    Name and Address of Agent for Service:

                         C. David Messman,  Esq.
                         Wells Fargo Bank,  N.A.
                            633 Folsom Street
                         San Francisco, CA 94107

                            With copies to:
Robert M. Kurucza, Esq.                      Cameron S. Avery, Esq.
Marco E. Adelfio, Esq.                       Bell, Boyd & Lloyd LLC
Morrison & Foerster LLP                      Three First National Plaza
2000 Pennsylvania Ave., N.W.                 70 West Madison Street, Suite 3300
Suite 5500                                   Chicago, IL 60602-4207
Washington, D.C.  20006



It is proposed that this filing will become effective immediately pursuant to Rule 485(b).



                            EXPLANATORY NOTE


        This Post-Effective Amendment Number 1 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") filed on Form N-14 hereby incorporates Parts A and B of the Registration Statement by reference to the Trust's filing pursuant to Rule 497 of the Securities Act of 1933 on July 11, 2000. This Post-Effective Amendment is being filed to update or add certain exhibits in Part C of the Registration Statement.




                                 PART C

                            OTHER INFORMATION

Item 15. INDEMNIFICATION.

Incorporated by reference to Item 25 of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File Nos.333-74295; 811-09253, filed December 17, 1999 (accession number 0000925421-99-000127).

Item 16. EXHIBITS.

(1)    Amended and Restated Declaration of Trust, incorporated by reference to
       Item 23, Exhibit (a) of Post-Effective Amendments No. 8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos.333-74295; 811-09333, filed December 17, 1999 (accession number 0000925421-99-000127).

(2)    Not Applicable.

(3)    Not applicable.

(4)    Agreement and Plan of Reorganization.  Filed herewith.

(5)    Not applicable.

(6) Investment Advisory agreement, Fee and Expense Agreement, and Sub-Advisory contracts, and incorporated by reference to Item 23, Exhibits
       (d)(1)(i), (d)(1)(ii), and (d)(2)(i-vi) of Post-Effective Amendments No. 8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed December 17, 1999(accession number 0000925421-
       99-000127).

(7) Distribution plan and agreement, incorporated by reference to Item 23, Exhibits (e)(i) and (e)(ii), respectively of Post-Effective Amendments No. 8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed December 17, 1999 (accession number 0000925421-99-
       000127).

(8)    Not applicable.

(9)    Custody agreements, incorporated by reference to Item 23, Exhibits (g)
       (1) and (g)(2) of Post-Effective Amendments No. 8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed December 17, 1999 (accession number 0000925421-99-000127).

(10) Rule 12b-1 Plan, incorporated by reference to Item 23, Exhibit 13 of Post Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed May 28, 1999 (accession number 898430-99-002291).

(11) Legal Opinion of Morrison & Foerster LLP. Incorporated by reference to the Trust's original filing on June 2, 2000.

(12) Opinion of Bell, Boyd & Lloyd LLC as to the tax consequences of the reorganization. Filed herewith.

(13) Incorporated by reference to Item 23, Exhibit (h) of Post-Effective Amendments No.8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed December 17, 1999 (accession number 0000925421-
       99- 000127).

(14) Consents of Independent Auditors of the Great Plains Funds and Wells Fargo Funds. Filed herewith

(15)   Not applicable.

(16) Powers of Attorney. Incorporated by reference to the Trust's original filing on June 2, 2000.

(17)   Not applicable.

ITEM 17. UNDERTAKINGS.

(1) WF Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 12th day of September, 2000.

                                             WELLS FARGO FUNDS TRUST


                                             By:  /s/ Dorothy A Peters
                                                  Dorothy A. Peters
                                                  Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 12th day of September, 2000.


         SIGNATURES                                  TITLE

                                    President and/or Principal Executive Officer
Michael J. Hogan*

                                    Treasurer and/or Principal Financial Officer
Karla M. Rabusch*

A Majority of the Trustees*

Robert C. Brown                                         Trustee
Donald H. Burkhardt                                     Trustee
Jack S. Euphrat                                         Trustee
Thomas S. Goho                                          Trustee
Peter G. Gordon                                         Trustee
W. Rodney Hughes                                        Trustee
J. Tucker Morse                                         Trustee
Timothy J. Penny                                        Trustee
Donald C. Willeke                                       Trustee



*By:  /s/ Dorothy A. Peters
       Dorothy A. Peters
       (Attorney-in-Fact)



                                   WELLS FARGO FUNDS TRUST
                                     N-14 Exhibit Index



 Exhibit Number                            Description

4                         Agreement and Plan of Reorganization.  Filed herewith.

12                        Opinion of Bell, Boyd & Lloyd LLC.  Filed herewith.









                         WELLS FARGO FUNDS TRUST

                                  AND

                          GREAT PLAINS FUNDS







                             AGREEMENT AND

                               PLAN OF

                            REORGANIZATION











                       Dated as of May 15, 2000









         This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this 15th day of May, 2000, by and between Wells Fargo Funds Trust ("Wells Fargo Funds"), a Delaware business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "Acquiring Fund") and Great Plains Funds ("Great Plains"), a Massachusetts business trust, for itself and on behalf of its series listed in the Target Funds column below (each a "Target Fund").

-------------------------------------------------------------- -----------------------------------------------------------
                        Target Funds                                                Acquiring Funds
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Equity Fund                                                    Equity Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Premier Fund                                                   Small Cap Value Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Intermediate Bond Fund                                         Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Tax-Free Bond Fund                                             Nebraska Tax-Free Fund
-------------------------------------------------------------- -----------------------------------------------------------


         WHEREAS, Wells Fargo Funds and Great Plains are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended
(the "1940 Act");

         WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Target Fund listed opposite the Acquiring Fund ("Corresponding Target") in exchange for Institutional shares of equal value of the Acquiring Fund and the distribution of the Institutional shares of the Acquiring Fund to the shareholders of the Corresponding Target in connection with the dissolution and liquidation of the Corresponding Target (each transaction between an Acquiring Fund and its Corresponding Target, a "Reorganization"); and

         WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target be a "party to a reorganization," within the meaning of
Section 368(b) of the Code, with respect to that Reorganization;

         NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1.   Definitions.

         The following terms shall have the following meanings:

1933 Act............................   The Securities Act of 1933, as amended.

1934 Act............................   The Securities Exchange Act of 1934, as
                                       amended.

Active Reorganization...............    Each Reorganization set forth in the
                                        Active Reorganization Table on Schedule
                                        A.

Acquiring Class .........               The class of an Acquiring Fund's shares
                                        that Wells Fargo Funds will issue to
                                        the shareholders of the Corresponding
                                        Target Class as set forth in the
                                        Corresponding Classes Table in Schedule
                                        A.

Acquiring Fund Financial                The audited financial statements of each
Statements........                      Acquiring Fund for its most recently
                                        completed fiscal year and, if
                                        applicable, the unaudited financial
                                        statements of each Acquiring Fund for
                                        its most recently completed semi-annual
                                        period.

Assets..............................    All property and assets of any kind and
                                        all interests, rights, privileges and
                                        powers of or attributable to a Fund,
                                        whether or not determinable at the
                                        appropriate Effective Time and wherever
                                        located.  Assets include all cash,
                                        cash equivalents, securities, claims
                                        (whether absolute or contingent, Known
                                        or unknown, accrued or unaccrued or
                                        conditional or unmatured), contract
                                        rights and receivables (including
                                        dividend and interest receivables) owned by a Fund and any deferred or prepaid expense shown as an asset on the Target Fund's books.

Assets List.........................    A list of securities and other Assets
                                        and Known Liabilities of or
                                        attributable to a Target Fund as of the
                                        date provided to Wells Fargo Funds.

Closing Date........................    September 8, 2000, or such other dates
                                        as the parties may agree to in writing
                                        with respect to a Reorganization.

Corresponding Target Class..            The Target share class set forth
                                        opposite an Acquiring Class in the
                                        Corresponding Classes Table on Schedule
                                        A.

Effective Time......................    9:00 a.m. Eastern Time the business day
                                        following the Closing Date of a
                                        Reorganization, or such other time as
                                        the parties may agree to in writing.

Fund................................    An Acquiring Fund or a Target Fund.

Holding Company Merger Date ...........  The date of the closing of the acquisition of First Commerce
                                        Bancshares, Inc. by Wells Fargo &
                                        Company.

HSR Act.............................    The Hart-Scott-Rodino Antitrust
                                        Improvements Act of 1976, as amended.

Know, Known or Knowledge............    Known after reasonable inquiry.

Liabilities.........................    All liabilities of, allocated or
                                        attributable to, a Fund, whether Known
                                        or unknown, accrued or unaccrued,
                                        absolute or contingent or conditional or unmatured.

N-14 Registration Statement.........    The Registration Statement of Wells
                                        Fargo Funds on Form N-14 under the 1940
                                        Act that will register the shares of the Acquiring Funds to be issued in the Active Reorganizations and will include the proxy materials necessary for the shareholders of the Corresponding
                                        Target Funds to approve the
                                        Reorganizations.

Material Agreements.................    The agreements set forth in Schedule B,
                                        as may be amended from time to time.

Reorganization Documents............    Such bills of sale, assignments, and
                                        other instruments of transfer as Wells
                                        Fargo Funds or Great Plains deems
                                        desirable for a Target Fund to transfer
                                        to an Acquiring Fund all right and title to and interest in the Corresponding
                                        Target Fund's Assets and Liabilities and for the Acquiring Fund to assume the Corresponding Target Fund's Assets and
                                        Liabilities.

Schedule A..........................    Schedule A to this Plan.

Schedule B..........................    Schedule B to this Plan, as may be
                                        amended from time to time.

Shell Reorganization................    The Reorganization set forth in the
                                        Shell Reorganization Table on Schedule
                                        A.

Target Financial Statements.........    The audited financial statements of each
                                        Target Fund for its most recently
                                        completed fiscal year and, if
                                        applicable, the unaudited financial
                                        statements of each Target Fund for its
                                        most recently completed semi-annual
                                        period.

Valuation Time......................    The time on a Reorganization's Closing
                                        Date, the business day immediately
                                        preceding the Closing Date if the
                                        Closing Date is not a business day or
                                        such other time as the parties may agree to in writing, that Wells Fargo Funds determines the net asset value of the shares of the Acquiring Fund and Great
                                        Plains determines the net value of the
                                        Assets of or attributable to the
                                        Corresponding Target Fund.  Unless
                                        otherwise agreed to in writing, the
                                        Valuation Time of a Reorganization shall be at the time of day then set forth in the Acquiring Fund's and Target
                                        Fund's Registration Statement on Form
                                        N-1A as the time of day at which net
                                        asset value is calculated.




 2.     Regulatory Filings and Shareholder Action.

        (a) Wells Fargo Funds shall promptly prepare and file the N-14 Registration Statement with the SEC. Wells Fargo Funds also shall make any other required filings including, without limitation, filings with state or foreign securities regulatory authorities.

        (b) Great Plains shall assist Wells Fargo Funds in preparing the N-14 Registration Statement. Great Plains also shall make any other required filings.

        (c) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from Section 17 of the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

        (d) As soon as practicable after the effective date of the N-14 Registration Statement, Great Plains shall hold Target Fund shareholder meetings to consider and approve this Plan, the Reorganizations and such other matters as the Board of Trustees of Great Plains may determine.


3. Transfer of Target Fund Assets. Great Plains and Wells Fargo Funds shall take the following steps with respect to each Reorganization:

      (a) On or prior to the Closing Date, Great Plains shall endeavor to pay or make reasonable provision to pay out of the Target Fund's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target Fund that are Known to Great Plains and that are due and payable as of the Closing Date.

      (b) At the Effective Time, Great Plains shall assign, transfer, deliver and convey all of the Target Fund's Assets to the Acquiring Fund. Wells Fargo Funds shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

      (c) Within a reasonable time prior to the Closing Date (but in no event until after the closing of the purchase of First Commerce Bancshares by Wells Fargo & Company), Great Plains shall provide, if requested, the Target Fund's Assets List to Wells Fargo Funds. The parties agree that the Target Fund may sell any asset on the Assets List prior to the Target Fund's Effective Time. After Great Plains provides the Assets List, the Target Fund will notify Wells Fargo Funds of the purchase of additional securities or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, Wells Fargo Funds will advise Great Plains in writing of any investments shown on the Assets List that Wells Fargo Funds has reasonably determined to be disallowed investments according to the fundamental investment objective, policies and restrictions of the Acquiring Fund. Upon mutual agreement of Wells Fargo Funds and Great Plains Funds,
Great Plains will seek to dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Target Fund's investment objectives, policies and restrictions. In addition, if Wells Fargo Funds determines that, as a result of the Reorganization, the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, Wells Fargo Funds will advise Great Plains in writing of any such limitation and Great Plains shall seek to dispose of a sufficient amount of such investment as may be necessary to avoid exceeding the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Target Fund's investment objectives, policies and restrictions.

      (d) Great Plains shall assign, transfer, deliver and convey each Target Fund's Assets to the corresponding Acquiring Fund at the Reorganization's Effective Time on the following bases:

                      (1) In exchange for the transfer of the Assets, Wells Fargo Funds shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. Wells Fargo Funds shall determine the number of shares of each Acquiring Class to issue by dividing the net value of the Assets attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, Wells Fargo Funds shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the net value of the Assets of the Corresponding Target Class.

                      (2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Assets to be conveyed, as of the Valuation Time substantially in accordance with Wells Fargo Funds current valuation procedures, a copy of which has been furnished to Great Plains. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

                      (3) Great Plains shall cause its custodian to transfer the Assets with good and marketable title to the custodian for the account of the Acquiring Fund. Great Plains shall cause its custodian to transfer all cash in the form of immediately available funds payable to the order of the Wells Fargo Funds custodian for the account of the Acquiring Fund. Great Plains shall cause its custodian to transfer any Assets that were not transferred to Wells Fargo Funds' custodian at the Effective Time to Wells Fargo Funds custodian at the earliest practicable date thereafter.

   (e) Promptly after the Closing Date, Great Plains will deliver to Wells Fargo Funds a Statement of Assets and Liabilities of each Target Fund as of the Closing Date.

         4. Dissolution and Liquidation of Target Funds, Registration of Shares and Access to Records. Great Plains and Wells Fargo Funds also shall take the following steps for each Reorganization:

                (a) At or as soon as reasonably practical after the Effective Time, Great Plains shall dissolve and liquidate the Target Fund in accordance with applicable law and its Declaration of Trust by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that Great Plains declared with respect to the shareholder's Corresponding Target Class shares before the Effective Time. Wells Fargo Funds shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; Great Plains shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Target Class. Wells Fargo Funds shall issue certificates representing the Acquiring Fund shares only if it is in accordance with the then current Acquiring Fund's Declaration of Trust or prospectus; provided, however, that Wells Fargo Funds shall not issue certificates representing Acquiring Fund shares to replace certificates representing Target Fund shares unless the Target Fund share certificates are first surrendered to Wells Fargo Funds. Great Plains shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to terminate the Target Fund as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations. The winding-up of the affairs of a Target Fund shall not cause the affairs of any other Target Fund to wind-up.

              (b) If a former Target Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, Wells Fargo Funds shall require the shareholder to (i) furnish Wells Fargo Funds an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer;
(ii) if any of the shares are outstanding in certificated form, deliver to Wells Fargo Funds the certificate representing such shares; and (iii) pay to the Acquiring Fund any customary transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Wells Fargo Funds that such tax has been paid or does not apply.

              (c) At and after the Closing Date, Great Plains shall provide Wells Fargo Funds and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target Fund shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Target Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Great Plains shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Target Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

       5. Certain Representations, Warranties and Agreements of Great Plains. Great Plains, on behalf of itself and, as appropriate, the Target Funds, represents and warrants to, and agrees with, Wells Fargo Funds as follows:

             (a) Great Plains is a business trust duly created, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Board of Trustees of Great Plains duly established and designated each Target Fund as a series of Great Plains and each class of a Target Fund as a class of the Target Fund. Great Plains is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

             (b) Great Plains has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

             (c) The Board of Trustees of Great Plains has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Great Plains have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, bankruptcy reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2, the consummation of the transactions contemplated by this Plan will not, violate Great Plains' Declaration of Trust or By-Laws or any Material Agreement. Except for the approval of Target Fund shareholders, Great Plains does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

             (d) Each Target Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

             (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meetings for the Reorganizations and at the Effective Time of each Reorganization, insofar as they relate to Great Plains and each Target Fund: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

             (f) Great Plains has duly authorized and validly issued all of the issued and outstanding shares of each Target Fund and all of the shares are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there any securities convertible into Target Fund shares.

             (g) Great Plains shall operate the business of each Target Fund in the ordinary course between the date hereof and the Fund's Effective Time or Effective Times, it being agreed that such ordinary course of business will include the transactions described in Subsection 3(c), the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable by mutual agreement of Great Plains and Wells Fargo Funds in anticipation of the Fund's Reorganization or Reorganizations, and, in the case of Great Plains Equity Fund, its receipt of all or substantially all of the assets, and assumption of all or substantially all of the assets, of the Great Plains International Equity Fund upon the liquidation or other reorganization of the Great Plains International Equity Fund.

             (h) At a Target Fund's Effective Time, the relevant Target Fund will have good and marketable title to the Target Fund's Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

             (i) The Target Financial Statements, copies of which have been previously delivered to Wells Fargo Funds, fairly present the financial position of each Target Fund as of the Fund's most recent fiscal year-end and the results of the Fund's operations and changes in the Fund's net Assets for the periods indicated. The Target Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

             (j) To the Knowledge of Great Plains, no Target Fund has any Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the Assets List required by Section 3(c) of this Plan.

             (k) Great Plains does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Great Plains or any Target Fund or its Assets or businesses. Great Plains does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Great Plains or any Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. Neither Great Plains nor any Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

             (l) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Great Plains is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of any Target Fund.

             (m) Great Plains has filed the federal income tax returns of each Target Fund, copies of which have been previously delivered to Wells Fargo Funds, for all taxable years to and including the Fund's most recent taxable year (unless a valid extension for filing has been properly submitted as to any such taxable year), and has paid all taxes payable pursuant to such returns. To the Knowledge of Great Plains, no such return is currently under audit and no assessment has been asserted with respect to such returns. Great Plains will file the federal income tax returns of each Target Fund for its next taxable year (and for any previous taxable year that is subject to a valid extension) on or before their due date, as the same may be properly extended.

             (n) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of any Target Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

       6. Certain Representations, Warranties and Agreements of Wells Fargo Funds. Wells Fargo Funds, on behalf of itself and, as appropriate, the Acquiring Funds, represents and warrants to, and agrees with Great Plains as follows:

                (a) Wells Fargo Funds is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of Wells Fargo Funds duly established and designated each Acquiring Fund as a series of Wells Fargo Funds and each Acquiring Class as a class of the Acquiring Fund. Wells Fargo Funds is registered with the SEC as an open-end management investment company under the 1940 Act.

                (b) Wells Fargo Funds has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

                (c) The Board of Trustees of Wells Fargo Funds has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Wells Fargo Funds have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust of Wells Fargo Funds or any Material Agreement. Wells Fargo Funds does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

                (d) Each Acquiring Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of its current taxable year and any prior taxable year.

                (e) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meetings for the Reorganizations and at the Effective Time of each Reorganization, insofar as it relates to Wells Fargo Funds, the Acquiring Funds or the Acquiring Classes: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances in which they were made.

                (f) Wells Fargo Funds shall duly authorize the Acquiring Fund shares to be issued and delivered to each Corresponding Target Fund as of the Target Fund's Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the Securities Act of 1933 and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

                (g) Wells Fargo Funds does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Wells Fargo Funds or any Acquiring Fund or its Assets or businesses. There are no facts that Wells Fargo Funds currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Wells Fargo Funds or any Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. Neither Wells Fargo Funds nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

                (h) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Wells Fargo Funds is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of any Acquiring Fund.

                (i) Wells Fargo Funds has filed the federal income tax returns of each Acquiring Fund, copies of which have been previously delivered to Great Plains, for all taxable years to and including the Fund's most recent taxable year, and has paid all taxes payable pursuant to such returns. To the Knowledge of Wells Fargo Funds, no such return is currently under audit and no assessment has been asserted with respect to any such return. Wells Fargo Funds shall file the federal income tax returns of each Acquiring Fund for the Fund's current taxable year on or before their due date, as the same may be properly extended.

                (j) Since the date of the Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of any Acquiring Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.


                (k) The Acquiring Fund Financial Statements, copies of which have been previously delivered to Great Plains, fairly present the financial position of each Acquiring Fund as of the Fund's most recent fiscal year-end and the results of the Fund's operations and changes in the Fund's net assets for the periods indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

                (l) To the Knowledge of Wells Fargo Funds, no Acquiring Fund has any Liabilities, whether or not determined or determinable, other than Liabilities disclosed or provided for in the Acquiring Fund Financial Statements or Liabilities incurred in the ordinary course of business.

                (m) Wells Fargo Funds shall operate the business of each Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

                (n) Except to the extent permitted to do otherwise pursuant to an exemptive order of the SEC, for a period of three years from the Holding Company Merger Date, at least 75% of the members of the board of trustees of Wells Fargo Funds shall not be interested persons of an investment adviser to Wells Fargo Funds or an investment adviser to Great Plains. For a period of two the meaning of Section 15(f) of the 1940 Act will be imposed on any Acquiring Fund.

         7. Conditions to Great Plains Obligations. The obligations of Great Plains with respect to each Reorganization shall be subject to the following conditions precedent:

                (a) The shareholders of the Target Fund to which the Reorganization relates shall have approved the Reorganization in the manner required by the Declaration of Trust of Great Plains and applicable law. If that Target Fund's shareholders fail to approve the Reorganization, that failure shall release Great Plains of its obligations under this Plan only with respect to that Reorganization and not any other Reorganization.

                (b) Wells Fargo Funds shall have duly executed and delivered the Acquiring Funds' Reorganization Documents to Great Plains.

                (c) All representations and warranties of Wells Fargo Funds made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Effective Time.

                (d) Wells Fargo Funds shall have delivered to Great Plains a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer, in a form reasonably satisfactory to Great Plains, stating that the representations and warranties of Wells Fargo Funds in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time and that it has approved the Target Fund's Assets as being consistent with its investment objectives, policies and restrictions and that the Target Fund's Assets may otherwise be lawfully acquired by the Acquiring Fund.

                (e) Great Plains shall have received an opinion of Morrison & Foerster LLP, as counsel to Wells Fargo Funds, in form and substance reasonably satisfactory to Great Plains and dated as of the Closing Date, substantially to the effect that:

                      (1) Wells Fargo Funds is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

                      (2) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Wells Fargo Funds, provided that the payments for transfer taxes by shareholders provided for in Section 4(b) of this Plan shall not be deemed to render the shares issued assessable;

                      (3) the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Wells Fargo Funds or any Material Agreement to which Wells Fargo Funds is a party or by which it is bound; and

                      (4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Wells Fargo Funds of the Reorganization, or for the execution and delivery of Wells Fargo Funds' Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Wells Fargo Funds.

                (f) Great Plains shall have received an opinion of Richards, Layton & Finger P.A., as special Delaware counsel to Wells Fargo Funds, in form and substance reasonably satisfactory to Great Plains and dated as of the Closing Date, substantially to the effect that this Plan has been duly authorized, executed and delivered by Wells Fargo Funds, and, assuming due authorization, execution and delivery of this Plan by Great Plains on behalf of the Target Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material. In rendering such opinion, such counsel may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable state law, and (iii) rely on certificates of officers or trustees of Wells Fargo Funds.

                (g) Great Plains shall have received an opinion from Bell, Boyd & Lloyd, addressed to Great Plains and Wells Fargo Funds in form and substance reasonably satisfactory to them, and dated as of the Closing Date, with respect to the tax matters specified in Subsection 8(g).

                (h) Great Plains shall have received (i) a memorandum addressed to Great Plains and Wells Fargo Funds, in form and substance reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant jurisdiction's securities laws in connection with Wells Fargo Funds' issuance of Acquiring Fund shares.

                (i) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and the SEC shall not have instituted or, to the Knowledge of Wells Fargo Funds, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

                (j) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Reorganization.

                (k) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

                (l) Wells Fargo Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

                (m) Great Plains shall have received from Wells Fargo Funds a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Target Fund.

                (n) If the Reorganization is an Active Reorganization, Great Plains shall have received a letter dated as of the Closing Date from KPMG LLP addressed to Great Plains and Wells Fargo Funds in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by Great Plains and Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

                      (1) nothing came to their attention that caused them to believe that the relevant unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the relevant pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts;

                      (2) the data used in the calculation of the current and pro forma expense ratios of the Target Fund and the Acquiring Fund appearing in the N-14 Registration Statement, including the proxy materials, agree with the underlying accounting records of the Target Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of Great Plains or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters; and

                      (3) the information relating to the Acquiring Fund and the Target Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the Acquiring Fund or the Target Fund, as appropriate, or from schedules prepared by officers of Great Plains or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

                (o) If the Reorganization is a Shell Reorganization, Great Plains shall have received a letter dated as of the Closing Date from KPMG LLP addressed to Great Plains and Wells Fargo Funds in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by Great Plains and Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

                      (1) the data used in the calculation of any expense ratios of the Target Fund and the Acquiring Fund appearing in the N-14 Registration Statement agree with the underlying accounting records of the Target Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of Great Plains or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters; and

                      (2) the information relating to the Acquiring Fund and the Target Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of the Acquiring Fund or the Target Fund, as appropriate, or from schedules prepared by officers of Great Plains or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

                (p) If the Reorganization is an Active Reorganization, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquiring Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Acquiring Fund shareholders substantially all net capital gain of or attributable to the Acquiring Fund realized prior to the Closing Date. For purposes of this paragraph, "substantially all net capital gain" shall mean: (i) any such net capital gain attributable to each Acquiring Fund for the period ended May 31, 2000; plus (ii) any net capital gain for the period from June 1, 2000 to August 25, 2000 (or such other date shortly prior to the Closing Date as shall be mutually agreed to by Great Plains and Wells Fargo Funds) attributable to each Acquiring Fund to the extent such net capital gain exceeds two percent (or, in the case of the Small Cap Value Fund, five percent) of the net asset value of the Acquiring Fund as of such distribution date.

                (q) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

                (r) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

         8. Conditions to Wells Fargo Funds Obligations. The obligations of Wells Fargo Funds with respect to each Reorganization shall be subject to the following conditions precedent:

                (a) The shareholders of the Target Fund to which the Reorganization relates shall have approved the Reorganization in the manner required by the Declaration of Trust of Great Plains and applicable law. If that Target Fund's shareholders fail to approve the Reorganization, that failure shall release Wells Fargo Funds of its obligations under this Plan only with respect to that Reorganization, and not any other Reorganization.

                (b) Great Plains shall have duly executed and delivered the Target Fund Reorganization Documents to Wells Fargo Funds.

                (c) All representations and warranties of Great Plains made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

                (d) Great Plains shall have delivered to Wells Fargo Funds a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary, in a form reasonably satisfactory to Wells Fargo Funds, stating that the representations and warranties of Great Plains in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

                (e) Wells Fargo Funds shall have received an opinion of Bell, Boyd & Lloyd LLC, as counsel to Great Plains, in form and substance reasonably satisfactory to Wells Fargo Funds and dated as of the Closing Date, substantially to the effect that:

                      (1) Great Plains is a business trust duly created, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and is an open-end, management investment company registered under the 1940 Act;

                      (2) this Plan has been duly authorized, executed and delivered by Great Plains;

                      (3) the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of Great Plains or any Material Agreement to which Great Plains is a party or by which it is bound; and

                      (4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Great Plains of the Reorganization, or the execution and delivery of the Great Plains Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Target Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Great Plains.

                (f) Wells Fargo Funds shall have received an opinion of Hale and Dorr LLP, as special Massachusetts counsel to Great Plains, that, assuming due authorization, execution and delivery of this Plan by Wells Fargo Funds on behalf of the Acquiring Funds, it represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material.

                (g) Wells Fargo Funds shall have received an opinion of Bell, Boyd & Lloyd, addressed to Great Plains and Wells Fargo Funds in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by Great Plains and Wells Fargo Funds, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes:

(1)  The Reorganization will constitute a "reorganization" within the meaning of
          Section 368(a). Each Acquiring Fund and the corresponding Target Fund will be a "party to a reorganization." Section 368(b).

(2) Each Target Fund's shareholders will recognize no gain or loss on their receipt of voting shares of the corresponding Acquiring Fund in exchange for their voting shares of the Target Fund pursuant to the Reorganization. Section 354(a)(1).

(3) No Target Fund will recognize gain or loss on the transfer of all of its assets to the corresponding Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain Target Fund liabilities pursuant to the Reorganization. Sections 357(a) and 361(a).

(4) No Target Fund will recognize gain or loss on its distribution of voting shares of the corresponding Acquiring Fund to its shareholders pursuant to the liquidation of the Target Fund. Section 361(c).

(5) No Acquiring Fund will recognize gain or loss on its acquisition of all of the assets of the corresponding Target Fund solely in exchange for voting shares of such Acquiring Fund and the assumption by such Acquiring Fund of the Target Fund's liabilities. Section 1032(a).

(6) The basis of each of the voting shares of an Acquiring Fund received by the corresponding Target Fund's shareholders pursuant to the Reorganization will equal the basis of the voting shares of the Target Fund surrendered in exchange therefor. Section 358(a)(1).

(7) The holding period of the voting shares of an Acquiring Fund received by the corresponding Target Fund's shareholders pursuant to the Reorganization will include the period that the shareholders held the voting shares of the Target Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization. Section 1223(1).

(8) Each Acquiring Fund's basis in the assets of the corresponding Target Fund received pursuant to the Reorganization will equal the Target Fund's basis in the assets immediately before the Reorganization. Section 362(b).

(9) Each Acquiring Fund's holding period in the Target Fund assets received pursuant to the Reorganization will include the period during which the corresponding Target Fund held the assets. Section 1223(2).

(10) Each Acquiring Fund will succeed to and take into account the items of the corresponding Target Fund described in Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the corresponding Target Fund as of the date of the Reorganization. Each Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 and applicable regulations thereunder.

                (h) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, to the Knowledge of Wells Fargo Funds, contemplated by the SEC.

                (i) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

                (j) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

                (k) Great Plains shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

                (l) Wells Fargo Funds shall have received a letter from KPMG LLP addressed to Great Plains and Wells Fargo Funds as described in Subsection 7(n) or 7(o), as appropriate.

                (m) If the Reorganization is an Active Reorganization, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Target Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Target Fund shareholders substantially all investment company taxable income of or attributable to the Target Fund earned prior to the Closing Date and substantially all net capital gain of or attributable to the Target Fund realized prior to such date.

                (n) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

                (o) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

                (p) Wells Fargo Funds and Wells Fargo Bank, N.A. shall have received an order of the SEC exempting the Wells Fargo Funds from Section 15(f)
(1)(A) of the 1940 Act.

         9. Survival of Representations and Warranties. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

         10. Termination of Plan. A majority of a party's Board of Trustees may terminate this Plan with respect to any Acquiring Fund or Target Fund, as appropriate if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to the party's Board of Trustees that the other party will not be able to satisfy such conditions precedent on the Closing Date; or (iii) the party's Board of Trustees determines that the consummation of the applicable Reorganization is not in the best interests of shareholders and gives notice to the other party. The termination of this Plan with respect to an Acquiring Fund and its Corresponding Target Fund shall not affect the survival of the Plan with respect to any other Acquiring Fund or Target Fund.

         11. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

         12. Brokerage Fees. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Plan.

         13. Amendments. The parties may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan with respect to any Reorganization at any time before or after the Target Fund's shareholders approve the Reorganization. However, after a Target Fund's shareholders approve a Reorganization, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to that Reorganization. The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time of a Reorganization by mutual agreement.

         14. Waivers. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

         15. Indemnification of Trustees. Wells Fargo Funds shall indemnify, defend and hold harmless Great Plains, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of Great Plains, its officers, trustees, employees or agents, arising out of our based on
(i) any material breach by Wells Fargo Funds of any of its representations, warranties or agreements set forth in this Agreement, or (ii) any untrue statement or alleged untrue statement of a material fact contained in any registration statement on Form N-1A or Form N-14 for Wells Fargo Funds that is used in connection with the Reorganization. Wells Fargo Funds also agrees that it will assume all liabilities and obligations of Great Plains relating to any obligation of Great Plains to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and Great Plains' Declaration of Trust, as in effect as of the date of this Plan. Wells Fargo Funds also agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the Great Plains Declaration of Trust as in effect as of the date of this Plan shall survive the Reorganizations and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Wells Fargo Funds, its successors and assigns.

         16. Cooperation and Further Assurances. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganizations as the other shall deem necessary, advisable or appropriate.

         17. Updating of N-14 Registration Statement. If at any time prior to the Effective Time of a Reorganization a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in the N-14 Registration Statement, as appropriate, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

         18. Limitation on Liabilities. The obligations of Great Plains, Wells Fargo Funds and each Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of Great Plains or Wells Fargo Funds personally, but shall bind only the Assets and property of the Acquiring Funds and Target Funds. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Funds or Target Funds, as appropriate.

         19. Termination of Great Plains. If the parties complete every Reorganization, Great Plains shall terminate its registration under the 1940 Act and dissolve.



         20. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

                  For Great Plains:

                           Colleen Avery
                           First Commerce Investors
                           610 NBC Center
                           1248 O Street
                           Lincoln, NE 68508

                  With a copy to:

                           Cameron S. Avery
                           Bell, Boyd & Lloyd
                           70 West Madison Street, Suite 3300
                           Chicago, IL 60602

                  For Wells Fargo Funds:

                           Michael J. Hogan, President
                           Wells Fargo Funds Trust
                           525 Market Street, 12th Floor
                           San Francisco, CA 94105

                  With a copy to:

                           C. David Messman, Secretary
                           Wells Fargo Funds Trust
                           525 Market Street, 12th Floor
                           San Francisco, CA 94105

21. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.



                         WELLS FARGO FUNDS TRUST

ATTEST:

/s/                               By:    /s/
Name:  C. David Messman                  Name:  Michael J. Hogan
Title:    Secretary                      Title:    President


                           GREAT PLAINS FUNDS

ATTEST:


/s/                                By:    /s/
Name:  Colleen Avery                      Name:  Anne Hansen
Title: Vice President                     Title:    Vice President







    SCHEDULE A

I.   Corresponding Classes Table:

-------------------------------------------------------------- -----------------------------------------------------------
                Corresponding Target Classes                                     Acquiring Fund Classes
                                                               -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
         Equity Fund (single class)                                     Equity Income Fund, Class I
-------------------------------------------------------------- -----------------------------------------------------------
                                                               -----------------------------------------------------------
         Premier Fund (single class)                                    Small Cap Value Fund, Class I
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
         Intermediate Bond Fund (single class)                          Income Fund, Class I
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
         Tax-Free Bond Fund (single class)                              Nebraska Tax-Free Fund, Class I
-------------------------------------------------------------- -----------------------------------------------------------



II.  Active Reorganization Table:

-------------------------------------------------------------- -----------------------------------------------------------
                 Corresponding Target Funds                                         Acquiring Funds
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                         Equity Fund                                               Equity Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                        Premier Fund                                              Small Cap Value Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                   Intermediate Bond Fund                                             Income Fund
-------------------------------------------------------------- -----------------------------------------------------------



III. Shell Reorganization Table:

-------------------------------------------------------------- -----------------------------------------------------------
                         Target Fund                                                 Acquiring Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Tax-Free Bond Fund                                              Nebraska Tax-Free Fund
-------------------------------------------------------------- -----------------------------------------------------------







                             SCHEDULE B

                         MATERIAL AGREEMENTS

The following agreements shall be Material Agreements for Great Plains:

Investment Advisory Agreement between First Commerce Investors, Inc. and Great Plains Funds dated September 1, 1997.

Distributor's Contract between Edgewood Services, Inc. and Great Plains Funds dated September 1, 1997.

Custody Agreement between National Bank of Commerce and Great Plains Funds dated September 24, 1997.

Sub-Custody Agreement among Great Plains Funds, National Bank of Commerce and The Northern Trust Company dated September 24, 1997.

Agreement for Fund Accounting Services, Administration Services and Transfer Agency Services between Federated Services Company and Great Plains Funds dated September 1, 1997.

Distribution Plan of Great Plains Funds dated September 1, 1997.

Loan Agreement and Revolving Credit Facility dated June 10, 1998 by and between Great Plains Funds and National Bank of Commerce Trust & Savings Association.

Rule 12b-1 Plan approved by the Board of Great Plains Funds on August 6, 1999.

The following agreements shall be Material Agreements for Wells Fargo Funds:

Investment Advisory Contract between Wells Fargo Bank, N.A. ("Wells Fargo Bank") and Wells Fargo Funds Trust, dated November 8, 1999.

Sub-Advisory Contract between Barclays Global Fund Advisors, Wells Fargo Bank and Wells Fargo Funds Trust, dated November 8, 1999.

Sub-Advisory Contract between Galliard Capital Management, Inc., Wells Fargo Bank and Wells Fargo Funds Trust, dated November 8, 1999.

Sub-Advisory Contract between Peregrine Capital Management, Inc., Wells Fargo Bank and Wells Fargo Funds Trust, dated November 8, 1999.

Sub-Advisory Contract between Schroder Capital Management, Inc., Wells Fargo Bank and Wells Fargo Funds Trust, dated November 8, 1999.

Sub-Advisory Contract between Smith Asset Management, L.P., Wells Fargo Bank and Wells Fargo Funds Trust, dated November 8, 1999.

Sub-Advisory Contract between Wells Capital Management, Incorporated, Wells Fargo Bank and Wells Fargo Funds Trust, dated November 8, 1999.

Distribution Agreement between Stephens, Inc. and Wells Fargo Funds Trust, dated November 8, 1999.

Custody Agreement between Barclays Global Investors, N.A. and Wells Fargo Funds Trust, dated November 8, 1999.

Custody Agreement between Norwest Bank Minnesota, N.A. and Wells Fargo Funds Trust, dated November 8, 1999.

Administration Agreement between Wells Fargo Bank and Wells Fargo Funds Trust dated November 8, 1999.

Fund Accounting Agreement between Forum Accounting Services, LLC and Wells Fargo Funds Trust, dated November 8, 1999.

Interim Fund Accounting Agreement between Wells Fargo Bank and Wells Fargo Funds Trust, dated November 8, 1999.

Transfer Agency and Service Agreement between Boston Financial Data Services, Inc. and Wells Fargo Funds Trust, dated November 8, 1999.

Shareholder Servicing Plan approved by the Board of Wells Fargo Funds Trust on March 26, 1999, as amended October 28, 1999 and May 9, 2000.

Shareholder Servicing Agreement approved by the Board of Wells Fargo Funds Trust on March 26, 1999.

Rule 12b-1 Plan approved by the Board of Wells Fargo Funds Trust on March 26, 1999, as amended May 9, 2000.

Rule 18f-3 Plan approved by the Board of Wells Fargo Funds trust on March 26, 1999, as amended October 28, 1999 and May 9, 2000.

Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Bank, dated November 8, 1999, as amended May 9, 2000.



The Boards of Trustees
September 8, 2000







                              [BELL BOYD & LLOYD LETTERHEAD]



                                    September 8, 2000



The Board of Trustees of                The Board of Trustees of
Great Plains Funds                      Wells Fargo Funds Trust
610 NBC Center                          525 Market Street
1248 O Street                           12th Floor
Lincoln, NE 68508                       San Francisco, CA 94105


         Re: Federal Income Tax Consequences of the Reorganizations of Equity Fund, Premier Fund, Intermediate Bond Fund, and Tax-Free Bond Fund, Respectively, into Equity Income Fund, Small Cap Value Fund, Income Fund, and Nebraska Tax-Free Fund, Respectively


Ladies and Gentlemen:

         You have requested our opinion concerning the Federal income tax consequences of the transactions described below.

         Equity Fund, Premier Fund, Intermediate Bond Fund, and Tax-Free Bond Fund (individually, a "Target Fund," and collectively, the "Target Funds") are series of Great Plains Funds, a Massachusetts business trust ("Great Plains"). Each Target Fund will be succeeded by a separate series (an "Acquiring Fund") of Wells Fargo Funds Trust, a Delaware business trust ("Wells Fargo Funds"), pursuant to the Agreement and Plan of Reorganization between Great Plains and Wells Fargo Funds dated as of May 15, 2000 (the "Reorganization Agreement"), which is described in greater detail in the Proxy Statement of Great Plains dated as of May 10, 2000 (the "Proxy Statement"). Certain of the Acquiring Funds operate as regulated investment companies through "core portfolios," entities taxable as partnerships for federal income tax purposes through which one or more Acquiring Funds hold substantially all their assets. Each Target Fund identified in the table below will transfer to its corresponding Acquiring Fund identified in the table below all of its assets, in exchange for which that Acquiring Fund will simultaneously assume all of the liabilities of the corresponding Target Fund and will issue to that Target Fund a number of Acquiring Fund shares equal in net asset value to the net asset value of shares (including fractional shares) of the Target Fund then outstanding. Each Target Fund will then distribute to each of its shareholders shares of the Acquiring Fund in net asset value equal to the net asset value of shares (including any fractional shares) of the Target Fund then owned by the shareholder, in exchange for and cancellation of that shareholder's shares of the Target Fund. Promptly thereafter, each Target Fund will be completely liquidated and Great Plains will be terminated. These transactions are referred to as the "Reorganization."


 Target Funds                                             Acquiring Funds
 Equity Fund                                              Equity Income Fund
 Premier Fund                                             Small Cap Value Fund
 Intermediate Bond Fund                                   Income Fund
 Tax-Free Bond Fund                                       Nebraska Tax-Free Fund

In rendering the opinions expressed herein, we have examined such documents as we have deemed appropriate, including the Reorganization Agreement and the Proxy Statement. In our examination of documents, we have assumed, with your consent, that all documents submitted to us as photocopies or facsimiles faithfully reproduce the originals thereof, that such originals are authentic, that all such documents have been or will be duly executed to the extent required, and that all statements of fact set forth in such documents are accurate. In addition, we have obtained such additional information and representations as we have deemed relevant and necessary through consultation with various representatives of each Target Fund and each Acquiring Fund. In the discussion below, the "Code" refers to the Internal Revenue Code of 1986, as amended, and, unless otherwise specified, "Section" numbers refer to sections of the Code.

         We have assumed, with your consent, that the following statements are true and correct on the date hereof and will be true at the effective date of the Reorganization:

         1. The Reorganization will be consummated in compliance with the material terms of the Reorganization Agreement, none of the material terms and conditions therein have been waived or modified, and no Target Fund or Acquiring Fund has any plan or intention to waive or to modify any such material term or condition.

         2. The fair market value of the Acquiring Fund shares and other consideration that will be received by its corresponding Target Fund will be approximately equal to the fair market value of the assets transferred in exchange therefor.

         3. Each Acquiring Fund will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by its corresponding Target Fund immediately prior to the Reorganization (for purposes of this assumption, amounts used by the Target Fund or its corresponding Acquiring Fund to pay reorganization expenses, and all redemptions and distributions (except for regular, normal dividends or transactions in the ordinary course of business as a regulated investment company) made by the Target Fund immediately preceding the Reorganization will be included as assets held by such Target Fund immediately prior to the Reorganization).

         4. Each Acquiring Fund has no plan or intention to reacquire any of its shares issued in the Reorganization except through redemptions in the ordinary course of its business as a regulated investment company.

         5. Each Acquiring Fund has no plan or intention to issue additional shares following the transaction except in the ordinary course of its business as a regulated investment company.

         6. Each Acquiring Fund has no plan or intention following the Reorganization to sell or otherwise to dispose of any of the assets of its corresponding Target Fund acquired in the Reorganization, except for dispositions made by such Acquiring Fund or its core portfolio in the ordinary course of its business as a regulated investment company (including any contribution by Equity Income Fund and Small Cap Value Fund of the assets acquired by each in the Reorganization to its respective core portfolio to the extent any such contribution might be considered to be a disposition).

         7. The liabilities of each Target Fund assumed by its corresponding Acquiring Fund and the liabilities to which the transferred assets of that Target Fund are subject were incurred by such Target Fund in the ordinary course of its business as a regulated investment company.

         8. Following the Reorganization, each Acquiring Fund will, either directly or indirectly through its core portfolio, continue the historic business of its corresponding Target Fund or use a significant portion of such Target Fund's historic business assets in a business, and the Acquiring Fund's investment strategies and objectives will be substantially identical to those of the corresponding Target Fund.

         9. In connection with the Reorganization, each Acquiring Fund will not bear any of the expenses of its corresponding Target Fund, nor will that Target Fund bear any of the expenses of such Acquiring Fund.

         10. There is no intercorporate indebtedness existing between an Acquiring Fund and the corresponding Target Fund that was, or will be, issued, acquired, or settled at a discount.

         11. Each Target Fund is a regulated investment company for federal tax purposes and each Acquiring Fund either is a regulated investment company or meets the requirements of Section 368(a)(2)(F)(ii) of the Code and intends to qualify as a regulated investment company.

         12. The fair market value of the assets of each Target Fund transferred to its corresponding Acquiring Fund will equal or exceed the sum of the liabilities assumed by such Acquiring Fund, plus the amount of liabilities, if any, to which the transferred assets are subject.

         13. No Target Fund or Acquiring Fund is under the jurisdiction of a court in a case under Title 11 of the United States Code or a receivership, foreclosure, or similar proceeding in a federal or state court.

         14. Each Target Fund will be liquidated promptly after the effective date of the transfer of its assets to and the assumption of its liabilities by its corresponding Acquiring Fund.

         Based upon the foregoing, it is our opinion that:

         A. The Reorganization will constitute "reorganizations" within the meaning of Section 368(a) of the Code. Each Acquiring Fund and the corresponding Target Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

         B. Each Target Fund's shareholders will recognize no gain or loss on their receipt of voting shares of the corresponding Acquiring Fund in exchange for their voting shares of the Target Fund pursuant to the Reorganization.

         C. No Target Fund will recognize gain or loss on the transfer of all of its assets to the corresponding Acquiring Fund solelyin exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain Target Fund liabilities pursuant to the Reorganization.

         D. No Target Fund will recognize gain or loss on its distribution of voting shares of the corresponding Acquiring Fund to its shareholders pursuant to the liquidation of the Target Fund.

         E. No Acquiring Fund will recognize gain or loss on its acquisition of all of the assets of the corresponding Target Fund solely in exchange for voting shares of such Acquiring Fund and the assumption by such Acquiring Fund of the Target Fund's liabilities.

         F. The basis of each of the voting shares of an Acquiring Fund received by the corresponding Target Fund's shareholders pursuant to the Reorganization will equal the basis of the voting shares of the Target Fund surrendered in exchange therefor.

         G. The holding period of the voting shares of an Acquiring Fund received by a shareholder of the corresponding Target Fund pursuant to the Reorganization will include the period that the shareholder held the voting shares of the Target Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization.

         H. Each Acquiring Fund's basis in the assets of the corresponding Target Fund received pursuant to the Reorganization will equal the Target Fund's basis in the assets immediately before the Reorganization.

         I. Each Acquiring Fund's holding period in the Target Fund assets received pursuant to the Reorganization will include the period during which the corresponding Target Fund held the assets.

         J. Each Acquiring Fund will succeed to and take into account the items of the corresponding Target Fund described in Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the corresponding Target Fund as of the date of the Reorganization. Each Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 and applicable regulations thereunder.

         The opinions expressed herein are based upon existing statutory, regulatory, and judicial authority, any of which may be changed at any time with retroactive effect. In addition, our opinions are based on the documents that we have examined, the additional information that we have obtained, and the statements of fact set out herein that we have assumed, with your consent, to be true and correct. Our opinions cannot be relied upon if any of the facts contained in such documents or in any such additional information is, or later becomes, inaccurate or if any of the assumed facts set out herein is, or later becomes, inaccurate. Finally, our opinions are limited to the tax matters specifically covered thereby, and we have not been asked to address, nor have we addressed, any other tax consequences of the Reorganization.

                                                     Very truly yours,

                                                     /s/ Bell, Boyd & Lloyd LLC

                                                     BELL, BOYD & LLOYD LLC